Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 153,361	£ 173,869	£ 204,517
Ending balance	148,934	153,361	173,869
Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	233,738	218,170	215,878
Additions	35,536	15,568	3,467
Disposals	(2,167)		(1,175)
Ending balance	267,107	233,738	218,170
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(80,377)	(44,301)	(11,361)
Disposals	1,685		457
Depreciation for the year	(39,481)	(36,076)	(33,397)
Ending balance	118,173	(80,377)	(44,301)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,771	134,320	149,869
Ending balance	111,981	118,771	134,320
Leasehold improvements [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	155,494	155,494	155,494
Additions	9,119
Ending balance	164,613	155,494	155,494
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(36,723)	(21,174)	(5,625)
Depreciation for the year	(15,909)	(15,549)	(15,549)
Ending balance	52,632	(36,723)	(21,174)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,405	14,684	18,689
Ending balance	14,437	19,405	14,684
Office equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,131	20,024	20,024
Additions	1,270	10,107
Ending balance	31,401	30,131	20,024
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,726)	(5,340)	(1,335)
Depreciation for the year	(6,238)	(5,386)	(4,005)
Ending balance	16,964	(10,726)	(5,340)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,185	24,865	35,959
Ending balance	22,516	15,185	24,865
IT equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,113	42,652	40,360
Additions	25,147	5,461	3,467
Disposals	(2,167)		(1,175)
Ending balance	71,093	48,113	42,652
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(32,928)	(17,787)	(4,401)
Disposals	1,685		457
Depreciation for the year	(17,334)	(15,141)	(13,843)
Ending balance	£ 48,577	£ (32,928)	£ (17,787)